Summary of Investment with DCIP (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Beginning balance	$ 12,798
Equity in income	(13,109)	(5,651)	3,438
Ending balance	23,012	12,798
Digital Cinema Implementation Partners
Schedule of Equity Method Investments [Line Items]
Beginning balance	12,798	10,838	640
Cash contributions	1,325	1,471	2,813
Equipment contributions, at fair value			16,380
Distributions received			(1,068)
Equity in income	8,889	489	(7,927)
Ending balance	$ 23,012	$ 12,798	$ 10,838